Note 23 - Changes of Other Intangible Assets by Asset Class (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Total other intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	€ 4,147		€ 5,265
Total other intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	11,322		10,761
Additions	1,040		1,298
Changes in the group of consolidated companies	0		0
Disposals	1,335		851
Reclassifications from (to) held for sale	(22)		(27)
Transfers	(2)		(24)
Exchange rate changes	79		165
Cost of acquisition/manufacture, Balance as of	11,082		11,322
Total other intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	6,057		5,704
Amortization for the year	1,256	[1]	1,095	[2]
Changes in the group of consolidated companies	0		0
Disposals	1,330		850
Reclassifications from (to) held for sale	(16)		(27)
Impairment losses	939	[3]	42	[4]
Reversals of impairment losses	0		0
Transfers	(8)		10
Exchange rate changes	37		83
Accumulated amortization and impairment, Balance as of	6,935		6,057
Total unamortized purchased intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	772		757
Total unamortized purchased intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	1,451		1,402
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	0		2
Exchange rate changes	20		48
Cost of acquisition/manufacture, Balance as of	1,472		1,451
Total unamortized purchased intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	694		682
Amortization for the year	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	1		0
Exchange rate changes	5		12
Accumulated amortization and impairment, Balance as of	700		694
Purchased unamortized retail investment management agreements [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	770		755
Purchased unamortized retail investment management agreements [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	1,010		963
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	0		0
Exchange rate changes	20		48
Cost of acquisition/manufacture, Balance as of	1,030		1,010
Purchased unamortized retail investment management agreements [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	255		243
Amortization for the year	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	0		0
Exchange rate changes	5		12
Accumulated amortization and impairment, Balance as of	260		255
Purchased unamortized other intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	1		2
Purchased unamortized other intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	441		440
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	0		2
Exchange rate changes	0		0
Cost of acquisition/manufacture, Balance as of	441		441
Purchased unamortized other intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	439		439
Amortization for the year	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	1		0
Exchange rate changes	0		0
Accumulated amortization and impairment, Balance as of	440		439
Total amortized purchased intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	116		136
Total amortized purchased intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	2,058		2,335
Additions	43		56
Changes in the group of consolidated companies	0		0
Disposals	40		126
Reclassifications from (to) held for sale	0		(7)
Transfers	27		(215)
Exchange rate changes	11		15
Cost of acquisition/manufacture, Balance as of	2,098		2,058
Total amortized purchased intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	1,922		2,108
Amortization for the year	51		61
Changes in the group of consolidated companies	0		0
Disposals	40		125
Reclassifications from (to) held for sale	0		(7)
Impairment losses	8		0
Reversals of impairment losses	0		0
Transfers	29		(129)
Exchange rate changes	12		14
Accumulated amortization and impairment, Balance as of	1,982		1,922
Purchased amortized customer-related intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	20		26
Purchased amortized customer-related intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	1,384		1,364
Additions	9		12
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	(1)		(3)
Exchange rate changes	11		10
Cost of acquisition/manufacture, Balance as of	1,403		1,384
Purchased amortized customer-related intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	1,358		1,321
Amortization for the year	13		21
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	2		0
Reversals of impairment losses	0		0
Transfers	0		6
Exchange rate changes	11		10
Accumulated amortization and impairment, Balance as of	1,384		1,358
Purchased amortized contract-based intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	0		0
Purchased amortized contract-based intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	70		70
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	0		0
Exchange rate changes	0		0
Cost of acquisition/manufacture, Balance as of	70		70
Purchased amortized contract-based intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	70		69
Amortization for the year	0		1
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	0		0
Exchange rate changes	0		0
Accumulated amortization and impairment, Balance as of	70		70
Purchased amortized software and other [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	97		109
Purchased amortized software and other [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	603		901
Additions	34		44
Changes in the group of consolidated companies	0		0
Disposals	40		126
Reclassifications from (to) held for sale	0		(7)
Transfers	28		(213)
Exchange rate changes	0		5
Cost of acquisition/manufacture, Balance as of	625		603
Purchased amortized software and other [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	494		718
Amortization for the year	38		40
Changes in the group of consolidated companies	0		0
Disposals	40		125
Reclassifications from (to) held for sale	0		(7)
Impairment losses	6		0
Reversals of impairment losses	0		0
Transfers	29		(136)
Exchange rate changes	1		5
Accumulated amortization and impairment, Balance as of	528		494
Internally generated amortized software [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	3,259		4,372
Internally generated amortized software [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	7,814		7,024
Additions	997		1,242
Changes in the group of consolidated companies	0		0
Disposals	1,295		725
Reclassifications from (to) held for sale	(21)		(20)
Transfers	(29)		190
Exchange rate changes	47		102
Cost of acquisition/manufacture, Balance as of	7,512		7,814
Internally generated amortized software [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	3,442		2,914
Amortization for the year	1,205		1,034
Changes in the group of consolidated companies	0		0
Disposals	1,291		724
Reclassifications from (to) held for sale	(15)		(20)
Impairment losses	931		42
Reversals of impairment losses	0		0
Transfers	(38)		139
Exchange rate changes	20		57
Accumulated amortization and impairment, Balance as of	€ 4,254		€ 3,442

[1]	EUR1.3billion were included in general and administrative expenses.
[2]	EUR1.1billion were included in general and administrative expenses.
[3]	EUR939million were comprised of impairments of purchased (EUR6million) and self-developed software (EUR931million), both recorded in general and administrative expenses, and EUR2million referring to the impairment of an amortizing customer-related intangible asset which is included under impairment of goodwill and other intangible asset.
[4]	EUR42million were related to the impairment of self-developed software, recorded in general and administrative expenses.